CONVERTIBLE DEBT IN DEFAULT (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Convertible Notes in Default
Convertible notes in default	$ 2,260	$ 2,915	$ 2,778
GPB
Convertible notes in default	1,828	2,177	364
GHS
Convertible notes in default	292	349	2,198
GHS | Note 1
Convertible notes in default	92	149
GHS | Note 2
Convertible notes in default	83	83
GHS | Note 3
Convertible notes in default	14	14
GHS | Note 4
Convertible notes in default	103	103
Auctus
Convertible notes in default	140
Auctus | Note 1
Convertible notes in default	140	192
Auctus | Note 2
Convertible notes in default	0	91
Auctus | Note 3
Convertible notes in default	$ 0	106
Auctus
Convertible notes in default		$ 389	$ 215